Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment, net of accumulated depreciation, consist of the following at December 31, 2018 (Successor) and December 31, 2017 (Predecessor) (in thousands):

	Estimated Useful Lives (in years)	Successor (NESR) December 31, 2018	Predecessor (NPS) December 31, 2017
Buildings and leasehold improvements	5 to 25	$21,572	$33,127
Drilling rigs, plant and equipment	3 to 15	278,249	409,462
Furniture and fixtures	5	1,348	2,871
Office equipment and tools	3 to 6	31,568	6,822
Vehicles and cranes	5 to 8	4,179	8,977
Less: Accumulated depreciation		(32,522)	(212,023)
Land		5,104	9,380
Capital work in progress		19,229	5,653
Total		$328,727	$264,269